Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Deficit	$ 18,596,295		$ 17,152,172	$ 12,208,728
Net loss	$ 1,444,668	$ 909,506	$ 4,940,548	$ 4,378,074